UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TRG Management LP
           --------------------------------------------------
Address:   280 Park Avenue, 27th Floor
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-11909
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Guido Mosca
           --------------------------------------------------
Title:     Director of Portfolio Management
           --------------------------------------------------
Phone:     (212) 984-2900
           --------------------------------------------------

Signature, Place, and Date of Signing:

          /s/ Guido Mosca              New York, NY               2/11/10
       ------------------------   --------------------------  ---------------
             [Signature]              [City, State]                [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:              13
                                               -------------

Form 13F Information Table Value Total:           $103,214
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                  FORM 13F INFORMATION TABLE


                  COLUMN 1         COLUMN 2       COLUMN 3    COLUMN 4  COLUMN 5             COLUMN 6   COLUMN 7       COLUMN 8
                                                                                                                        VOTING
                                                               VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER        AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS     CUSIP      (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
------------------------------- --------------- -----------  --------- --------- ---  ----- ----------  --------  ------------------



CEMEX SAB DE CV                 SPON ADR NEW      151290889     1,402   118,000  SH            SOLE              118,000
ISHARES INC                     MSCI BRAZIL       464286400       367     4,913  SH            SOLE                4,913
ISHARES INC                     MSCI BRAZIL       464286400     7,461   100,000  SH    CALL    SOLE              100,000
ISHARES INC                     MSCI MEX INVEST   464286822       499    10,178  SH            SOLE               10,178
ISHARES TR INDEX                FTSE XNHUA IDX    464287184     1,143    27,030  SH            SOLE               27,030
ISHARES TR INDEX                MSCI EMERG MKT    464287234     4,021    97,000  SH            SOLE               97,000
ISHARES TR INDEX                MSCI EMERG MKT    464287234    39,378   950,000  SH    CALL    SOLE              950,000
ISHARES TR INDEX                MSCI EMERG MKT    464287234    14,508   350,000  SH    PUT     SOLE              350,000
MARKET VECTORS ETF TR           RUSSIA ETF        57060U506    11,272   361,517  SH            SOLE              361,517
PETROLEO BRASILEIRO SA PETRO    SPONSORED ADR     71654V408       956    20,000  SH            SOLE               20,000
PETROLEO BRASILEIRO SA PETRO    SPONSORED ADR     71654V408    10,518   220,000  SH    CALL    SOLE              220,000
TENARIS SA                      SPONSORED ADR     88031M109     2,997    70,000  SH            SOLE               70,000
TENARIS SA                      SPONSORED ADR     88031M109     8,692   203,000  SH    CALL    SOLE              203,000
